GOLDMAN SACHS ETF TRUST

Goldman Sachs ActiveBeta® Emerging Markets Equity ETF

Goldman Sachs ActiveBeta® Europe Equity ETF

Goldman Sachs ActiveBeta® International Equity ETF

Goldman Sachs ActiveBeta® Japan Equity ETF

Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF

Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF

(the “Funds”)

Supplement dated April 13, 2016 to the

Prospectus dated September 17, 2015, as supplemented (the “Prospectus”)

Effective May 1, 2016, the Board of Trustees of Goldman Sachs ETF Trust has approved a permanent expense limitation arrangement for the Goldman Sachs ActiveBeta® Emerging Markets Equity ETF.

Effective the same date, for each Fund except the Goldman Sachs ActiveBeta® Emerging Markets Equity ETF, the Board of Trustees of Goldman Sachs ETF Trust has approved a unitary management fee structure for the Fund and reduction of the Fund’s management fee rate. Under the unitary fee structure, Goldman Sachs Asset Management, L.P., the Funds’ investment adviser, will be responsible for paying substantially all the expenses of each such Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses.

Accordingly, effective that date, the Prospectus will be revised as follows:

The following replaces the table and accompanying footnotes under “Goldman Sachs ActiveBeta® Emerging Markets Equity ETF—Summary—Fees and Expenses of the Fund” in the Prospectus:

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[1]	0.36%
Total Annual Fund Operating Expenses	0.76%
Expense Limitation[2]	(0.31)%
Total Annual Fund Operating Expenses After Expense Limitation	0.45%

[1]	The Fund’s “Other Expenses” have been estimated to reflect expenses to be incurred in the first fiscal year.
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, taxes, interest, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses) to 0.05% of the Fund’s average daily net assets. This arrangement will remain in effect permanently. The Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Goldman Sachs ActiveBeta® Emerging Markets Equity ETF—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses and expense limitation arrangement remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$46	$144

The following replaces the table and accompanying footnotes under “Goldman Sachs ActiveBeta® Europe Equity ETF—Summary—Fees and Expenses of the Fund” in the Prospectus:

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.25%

The following replaces in its entirety the “Goldman Sachs ActiveBeta® Europe Equity ETF—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$26	$80

The following replaces the table and accompanying footnotes under “Goldman Sachs ActiveBeta® International Equity ETF—Summary—Fees and Expenses of the Fund” in the Prospectus:

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.25%

The following replaces in its entirety the “Goldman Sachs ActiveBeta® International Equity ETF—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$26	$80

The following replaces the table and accompanying footnotes under “Goldman Sachs ActiveBeta® Japan Equity ETF—Summary—Fees and Expenses of the Fund” in the Prospectus:

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.25%

The following replaces in its entirety the “Goldman Sachs ActiveBeta® Japan Equity ETF—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$26	$80

The following replaces the table and accompanying footnotes under “Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF—Summary—Fees and Expenses of the Fund” in the Prospectus:

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.09%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.09%

The following replaces in its entirety the “Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$9	$29

The following replaces the table and accompanying footnotes under “Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF—Summary—Fees and Expenses of the Fund” in the Prospectus:

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.20%

The following replaces in its entirety the “Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$20	$64

The following replaces in its entirety the paragraph prior to the table, the table, accompanying footnotes and paragraph following the table in the “Service Providers—Management Fee and Other Expenses” section of the Prospectus:

Pursuant to a Fund’s Management Agreement, as compensation for its services to the Fund, the Investment Adviser is entitled to a management fee, computed daily and payable monthly, at an annual rate listed below (as a percentage of the Fund’s average daily net assets). Under the Management Agreement for each Fund except the ActiveBeta® Emerging Markets Equity ETF, the Investment Adviser is responsible for substantially all the expenses of the Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses.

Fund	Fee as a Percentage of Average Daily Net Assets
ActiveBeta® Emerging Markets Equity ETF	0.40%
ActiveBeta® Europe Equity ETF	0.25%	*
ActiveBeta® International Equity ETF	0.25%	*
ActiveBeta® Japan Equity ETF	0.25%	*
ActiveBeta® U.S. Large Cap Equity ETF	0.09%	**
ActiveBeta® U.S. Small Cap Equity ETF	0.20%	***

*	Effective May 1, 2016, the Fund’s management fee rate was reduced from 0.30% to 0.25% as a percentage of average daily net assets.
**	Effective May 1, 2016, the Fund’s management fee rate was reduced from 0.10% to 0.09% as a percentage of average daily net assets.
***	Effective May 1, 2016, the Fund’s management fee rate was reduced from 0.23% to 0.20% as a percentage of average daily net assets.

The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, taxes, interest, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses) to 0.05% of the average daily net assets for the ActiveBeta® Emerging Markets Equity ETF. This arrangement will remain in effect permanently. The Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The ActiveBeta® Emerging Markets Equity ETF’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Fund.

This Supplement should be retained with your Prospectus for future reference.

ACTBETAFEESTK 04-16